Initial Public Offering (Details) - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 23, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sold unit (in Dollars)			$ 20,492,034
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Purchased an aggregate shares (in Shares)	75,474,376	75,474,376
Share price	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sold unit (in Dollars)	$ 474,376	$ 474,376
Class A Ordinary Shares
Initial Public Offering (Details) [Line Items]
Purchased an aggregate shares (in Shares)			2,170,000
Sold unit (in Dollars)			$ 217
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50